Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table

Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c) (1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e) (1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (h) (4)	Adjusted EPS (i) (5)
					Total Shareholder Return (f) (3)	Peer Group Total Shareholder Return (g) (3)
2022	$12,749,910	$(19,713,828)	$3,452,393	$(760,145)	$125.26	$133.55	$2,020,100,000	$7.92
2021	$15,843,760	$48,088,376	$3,618,848	$8,939,692	$184.10	$171.96	$1,864,400,000	$7.32
2020	$15,323,284	$34,290,383	$4,096,941	$8,156,681	$127.05	$119.46	$2,030,400,000	$7.36

1
John G. Morikis served as our principal executive officer (PEO) for the full year for each of 2022, 2021, and 2020. Our non-PEO
named executive officers (NEOs) included: (a) for 2022, Allen J. Mistysyn, Heidi G. Petz, Justin T. Binns, and Karl J. Jorgenrud; (b) for 2021, Allen J. Mistysyn, Heidi G. Petz, Mary L. Garceau, Justin T. Binns, and Peter J. Ippolito; and (c) for 2020, Allen J. Mistysyn, Mary L. Garceau, Peter J. Ippolito, and David B. Sewell.

2
For each year, the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

PEO	2022	2021	2020

Summary Compensation Table (SCT) Total for PEO (column (b))	$12,749,910	$15,843,760	$15,323,284

- aggregate change in actuarial present value of pension benefits	-0-	-0-	-0-

+ service cost of pension benefits	-0-	-0-	-0-

+ prior service cost of pension benefits	-0-	-0-	-0-

- SCT “Stock Awards” column value	5,357,573	5,895,615	5,742,396

- SCT “Option Awards” column value	4,248,445	4,496,806	3,904,509

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	9,783,283	24,320,152	19,235,117

-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(20,046,896)	17,756,334	7,552,919

+ vesting date fair value of equity awards granted and vested in the covered year	-0-	-0-	-0-

-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(12,594,107)	560,551	1,825,968

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	-0-	-0-	-0-

+ dollar value of dividends/earnings paid on equity awards in the covered year	-0-	-0-	-0-

+ excess fair value for equity award modifications	-0-	-0-	-0-

Compensation Actually Paid to PEO (column (c))	$(19,713,828)	$48,088,376	$34,290,383

Average for Non-PEO NEOs	2022	2021	2020

Average SCT Total for Non-PEO NEOs (column (d))	$3,452,393	$3,618,848	$4,096,941

- aggregate change in actuarial present value of pension benefits	-0-	-0-	-0-

+ service cost of pension benefits	-0-	-0-	-0-

+ prior service cost of pension benefits	-0-	-0-	-0-

- SCT “Stock Awards” column value	1,083,784	1,074,291	1,239,836

- SCT “Option Awards” column value	877,473	865,948	837,232

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	2,000,614	4,500,593	4,146,248

-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(2,812,473)	2,596,782	1,556,400

+ vesting date fair value of equity awards granted and vested in the covered year	-0-	-0-	-0-

-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(1,439,422)	163,708	434,160

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	-0-	-0-	-0-

+ dollar value of dividends/earnings paid on equity awards in the covered year	-0-	-0-	-0-

+ excess fair value for equity award modifications	-0-	-0-	-0-

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$(760,145)	$8,939,692	$8,156,681

3
For each year, total shareholder return for the Company and the peer group was calculated in accordance with Item 201(e) and Item 402(v) of Regulation
S-K.
For purposes of this pay versus performance disclosure, our peer group is the same peer group used for purposes of the performance graph included in the Company’s Annual Reports on Form
10-K
for each of the fiscal years ended December 31, 2022, 2021, and 2020 and consists of the following entities: Akzo Nobel N.V., Axalta Coating Systems Ltd., BASF SE, Genuine Parts Company, H.B. Fuller Company, The Home Depot, Inc., Lowe’s Companies, Inc., Masco Corporation, Newell Brands Inc., PPG Industries, Inc., RPM International Inc., and Stanley Black & Decker, Inc. (for purposes of this section only, the Peer Group).

4	Net income is rounded to the nearest hundred thousand.

5	Adjusted EPS is calculated as described in Appendix A.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]

1
John G. Morikis served as our principal executive officer (PEO) for the full year for each of 2022, 2021, and 2020. Our non-PEO
named executive officers (NEOs) included: (a) for 2022, Allen J. Mistysyn, Heidi G. Petz, Justin T. Binns, and Karl J. Jorgenrud; (b) for 2021, Allen J. Mistysyn, Heidi G. Petz, Mary L. Garceau, Justin T. Binns, and Peter J. Ippolito; and (c) for 2020, Allen J. Mistysyn, Mary L. Garceau, Peter J. Ippolito, and David B. Sewell.

Peer Group Issuers, Footnote [Text Block]
3
For each year, total shareholder return for the Company and the peer group was calculated in accordance with Item 201(e) and Item 402(v) of Regulation
S-K.
For purposes of this pay versus performance disclosure, our peer group is the same peer group used for purposes of the performance graph included in the Company’s Annual Reports on Form
10-K
for each of the fiscal years ended December 31, 2022, 2021, and 2020 and consists of the following entities: Akzo Nobel N.V., Axalta Coating Systems Ltd., BASF SE, Genuine Parts Company, H.B. Fuller Company, The Home Depot, Inc., Lowe’s Companies, Inc., Masco Corporation, Newell Brands Inc., PPG Industries, Inc., RPM International Inc., and Stanley Black & Decker, Inc. (for purposes of this section only, the Peer Group).

PEO Total Compensation Amount	$ 12,749,910	$ 15,843,760	$ 15,323,284
PEO Actually Paid Compensation Amount	$ (19,713,828)	48,088,376	34,290,383
Adjustment To PEO Compensation, Footnote [Text Block]

PEO	2022	2021	2020

Summary Compensation Table (SCT) Total for PEO (column (b))	$12,749,910	$15,843,760	$15,323,284

- aggregate change in actuarial present value of pension benefits	-0-	-0-	-0-

+ service cost of pension benefits	-0-	-0-	-0-

+ prior service cost of pension benefits	-0-	-0-	-0-

- SCT “Stock Awards” column value	5,357,573	5,895,615	5,742,396

- SCT “Option Awards” column value	4,248,445	4,496,806	3,904,509

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	9,783,283	24,320,152	19,235,117

-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(20,046,896)	17,756,334	7,552,919

+ vesting date fair value of equity awards granted and vested in the covered year	-0-	-0-	-0-

-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(12,594,107)	560,551	1,825,968

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	-0-	-0-	-0-

+ dollar value of dividends/earnings paid on equity awards in the covered year	-0-	-0-	-0-

+ excess fair value for equity award modifications	-0-	-0-	-0-

Compensation Actually Paid to PEO (column (c))	$(19,713,828)	$48,088,376	$34,290,383

Non-PEO NEO Average Total Compensation Amount	$ 3,452,393	3,618,848	4,096,941
Non-PEO NEO Average Compensation Actually Paid Amount	$ (760,145)	8,939,692	8,156,681
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average for Non-PEO NEOs	2022	2021	2020

Average SCT Total for Non-PEO NEOs (column (d))	$3,452,393	$3,618,848	$4,096,941

- aggregate change in actuarial present value of pension benefits	-0-	-0-	-0-

+ service cost of pension benefits	-0-	-0-	-0-

+ prior service cost of pension benefits	-0-	-0-	-0-

- SCT “Stock Awards” column value	1,083,784	1,074,291	1,239,836

- SCT “Option Awards” column value	877,473	865,948	837,232

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	2,000,614	4,500,593	4,146,248

-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(2,812,473)	2,596,782	1,556,400

+ vesting date fair value of equity awards granted and vested in the covered year	-0-	-0-	-0-

-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(1,439,422)	163,708	434,160

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	-0-	-0-	-0-

+ dollar value of dividends/earnings paid on equity awards in the covered year	-0-	-0-	-0-

+ excess fair value for equity award modifications	-0-	-0-	-0-

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$(760,145)	$8,939,692	$8,156,681

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Pay Versus Performance Relationship Descriptions
The following graphical comparisons describe the relationships between certain figures included in the Pay Versus Performance Table for each of 2022, 2021, and 2020, including: (a) a comparison between our cumulative total shareholder return and the total shareholder return of the Peer Group; and (b) comparisons between (i) the compensation actually paid to the PEO and the average compensation actually paid to our non-PEO
NEOs and (ii) each of the performance measures set forth in columns (f), (h) and (i) of the Pay Versus Performance Table.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
The following table lists the financial performance measures that we believe represent the most important financial performance measures used to link compensation actually paid to our NEOs for 2022 to Company performance.

	Morikis	Mistysyn	Petz	Binns	Jorgenrud

Annual Cash Incentive	Net Sales	Net Sales	Net Sales	TAG Sales	PCG Sales
	Adjusted EPS	Adjusted EPS	Adjusted EPS	TAG PBT	PCG PBT
	Adjusted FCF	Adjusted FCF	Adjusted FCF	TAG RONAE	PCG RONAE

Long-Term Equity Incentive	Adjusted EPS	Adjusted EPS	Adjusted EPS	Adjusted EPS	Adjusted EPS
	Adjusted RONAE	Adjusted RONAE	Adjusted RONAE	Adjusted RONAE	Adjusted RONAE

Total Shareholder Return Amount	$ 125.26	184.1	127.05
Peer Group Total Shareholder Return Amount	133.55	171.96	119.46
Net Income (Loss)	$ 2,020,100,000	$ 1,864,400,000	$ 2,030,400,000
Company Selected Measure Amount	0.0792	0.0732	0.0736
PEO Name	John G. Morikis
Morikis [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Morikis [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Morikis [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted FCF
Morikis [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Morikis [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted RONAE
Mistysyn [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Mistysyn [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Mistysyn [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted FCF
Mistysyn [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Mistysyn [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted RONAE
Petz [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Petz [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Petz [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted FCF
Petz [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Petz [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted RONAE
Binns [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Binns [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted RONAE
Binns [Member] | Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	TAG Sales
Binns [Member] | Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	TAG PBT
Binns [Member] | Measure [Axis]: 8
Pay vs Performance Disclosure [Table]
Measure Name	TAG RONAE
Jorgenrud [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Jorgenrud [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted RONAE
Jorgenrud [Member] | Measure [Axis]: 9
Pay vs Performance Disclosure [Table]
Measure Name	PCG Sales
Jorgenrud [Member] | Measure [Axis]: 10
Pay vs Performance Disclosure [Table]
Measure Name	PCG PBT
Jorgenrud [Member] | Measure [Axis]: 11
Pay vs Performance Disclosure [Table]
Measure Name	PCG RONAE
PEO [Member] | Aggregate Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,357,573	5,895,615	5,742,396
PEO [Member] | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,248,445	4,496,806	3,904,509
PEO [Member] | Yearend Fair Value Of Equity Awards Granted In The Covered Year That Were Outstanding And Unvested As Of The Covered Yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,783,283	24,320,152	19,235,117
PEO [Member] | Yearover year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of The Covered Yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,046,896)	17,756,334	7,552,919
PEO [Member] | Vesting Date Fair Value Of Equity Awards Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Yearover Year Change In Fair Value Of Equity Awards Granted In PriorY ears That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,594,107)	560,551	1,825,968
PEO [Member] | Fair Value As Of Prior Year End Of Equity Awards Granted In Prior Years That Failed To Vest In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dollar Value Of Dividends Earnings Paid On Equity Awards In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Aggregate Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,083,784	1,074,291	1,239,836
Non-PEO NEO [Member] | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	877,473	865,948	837,232
Non-PEO NEO [Member] | Yearend Fair Value Of Equity Awards Granted In The Covered Year That Were Outstanding And Unvested As Of The Covered Yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,000,614	4,500,593	4,146,248
Non-PEO NEO [Member] | Yearover year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of The Covered Yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,812,473)	2,596,782	1,556,400
Non-PEO NEO [Member] | Vesting Date Fair Value Of Equity Awards Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Yearover Year Change In Fair Value Of Equity Awards Granted In PriorY ears That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,439,422)	163,708	434,160
Non-PEO NEO [Member] | Fair Value As Of Prior Year End Of Equity Awards Granted In Prior Years That Failed To Vest In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dollar Value Of Dividends Earnings Paid On Equity Awards In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0